Label	Element	Value
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 05, 2015
Document Type	dei_DocumentType	497
Central Index Key	dei_EntityCentralIndexKey	0000702172
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Jun. 05, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2015
Registrant Name	dei_EntityRegistrantName	GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS INC
General Government Securities Money Market Fund | Dreyfus Class (General Government Securities Money Market Fund)
Trading Symbol	dei_TradingSymbol	GGDXX
General Treasury Prime Money Market Fund | Dreyfus Class (General Treasury Prime Money Market Fund)
Trading Symbol	dei_TradingSymbol	GTFXX